Fees Summary	Jun. 23, 2026 USD ($) shares
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price | $	$ 16,281,000
Narrative - Max Aggregate Offering Amount | shares	14,158,000
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true